Construction contracts in progress	12 Months Ended
Sep. 30, 2018
Construction Contracts [Abstract]
Construction contracts in progress
Construction contracts in progress
Revenue from systems integration and consulting services under fixed-fee arrangements where the outcome of the arrangements can be estimated reliably is recognized using the percentage-of-completion method over the service period. The Company primarily uses labour costs or labour hours to measure the progress towards completion. If the outcome of an arrangement cannot be estimated reliably, revenue is recognized to the extent of arrangement costs incurred that are likely to be recoverable.
The status of the Company’s construction contracts still in progress at the end of the reporting period was as follows:

	As at September 30, 2018	As at September 30, 2017
	$	$
Recognized as:
Revenue in the respective year	1,561,526	1,527,904
Recognized as:
Amounts due from customers under construction contracts[1]	310,924	278,792
Amounts due to customers under construction contracts	(56,422)	(56,068)

[1]	As at September 30, 2018, retentions held by customers for contract work in progress amounted to $11,541,000 ($11,971,000 as at September 30, 2017).